Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PIMCO ETF Trust
Entity Central Index Key	0001450011
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000249911
Shareholder Report [Line Items]
Fund Name	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund
Trading Symbol	PMBS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to structured agency mortgage-backed securities ("MBS") positions contributed to performance, as interest-only agency collateralized mortgage obligations posted positive returns.

  Overweight exposure to non-agency residential MBS contributed to performance, as securities posted positive returns.

  Overweight exposure to collateralized loan obligations contributed to performance, as spreads tightened.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (at NAV)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. MBS Fixed-Rate Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,026	$9,964	$10,004
5/31/15	$10,017	$9,940	$10,002
6/30/15	$9,943	$9,832	$9,925
7/31/15	$10,027	$9,900	$9,988
8/31/15	$10,026	$9,886	$9,996
9/30/15	$10,082	$9,953	$10,055
10/31/15	$10,089	$9,954	$10,062
11/30/15	$10,081	$9,928	$10,048
12/31/15	$10,077	$9,896	$10,045
1/31/16	$10,185	$10,032	$10,176
2/29/16	$10,215	$10,103	$10,214
3/31/16	$10,246	$10,196	$10,244
4/30/16	$10,287	$10,235	$10,261
5/31/16	$10,308	$10,238	$10,274
6/30/16	$10,388	$10,422	$10,357
7/31/16	$10,429	$10,488	$10,379
8/31/16	$10,431	$10,476	$10,391
9/30/16	$10,513	$10,470	$10,420
10/31/16	$10,512	$10,389	$10,392
11/30/16	$10,316	$10,144	$10,213
12/31/16	$10,338	$10,158	$10,213
1/31/17	$10,369	$10,178	$10,209
2/28/17	$10,441	$10,246	$10,258
3/31/17	$10,455	$10,241	$10,261
4/30/17	$10,517	$10,320	$10,328
5/31/17	$10,601	$10,399	$10,393
6/30/17	$10,604	$10,389	$10,351
7/31/17	$10,647	$10,434	$10,398
8/31/17	$10,753	$10,527	$10,474
9/30/17	$10,749	$10,477	$10,450
10/31/17	$10,753	$10,483	$10,447
11/30/17	$10,748	$10,470	$10,432
12/31/17	$10,790	$10,518	$10,466
1/31/18	$10,680	$10,397	$10,343
2/28/18	$10,633	$10,298	$10,276
3/31/18	$10,690	$10,364	$10,341
4/30/18	$10,655	$10,287	$10,289
5/31/18	$10,728	$10,360	$10,361
6/30/18	$10,736	$10,348	$10,366
7/31/18	$10,742	$10,350	$10,355
8/31/18	$10,805	$10,417	$10,418
9/30/18	$10,758	$10,350	$10,354
10/31/18	$10,704	$10,268	$10,289
11/30/18	$10,788	$10,329	$10,381
12/31/18	$10,932	$10,519	$10,570
1/31/19	$11,036	$10,631	$10,653
2/28/19	$11,036	$10,625	$10,644
3/31/19	$11,197	$10,829	$10,799
4/30/19	$11,188	$10,831	$10,792
5/31/19	$11,326	$11,024	$10,932
6/30/19	$11,412	$11,162	$11,010
7/31/19	$11,446	$11,187	$11,055
8/31/19	$11,533	$11,476	$11,154
9/30/19	$11,562	$11,415	$11,162
10/31/19	$11,602	$11,450	$11,201
11/30/19	$11,611	$11,444	$11,210
12/31/19	$11,631	$11,436	$11,241
1/31/20	$11,717	$11,656	$11,320
2/29/20	$11,822	$11,866	$11,437
3/31/20	$11,707	$11,796	$11,558
4/30/20	$11,856	$12,006	$11,631
5/31/20	$11,926	$12,062	$11,646
6/30/20	$11,983	$12,137	$11,635
7/31/20	$12,038	$12,319	$11,656
8/31/20	$12,092	$12,219	$11,660
9/30/20	$12,126	$12,213	$11,648
10/31/20	$12,162	$12,158	$11,643
11/30/20	$12,199	$12,277	$11,651
12/31/20	$12,247	$12,294	$11,676
1/31/21	$12,312	$12,206	$11,685
2/28/21	$12,277	$12,030	$11,607
3/31/21	$12,218	$11,880	$11,548
4/30/21	$12,295	$11,974	$11,612
5/31/21	$12,257	$12,013	$11,591
6/30/21	$12,290	$12,097	$11,586
7/31/21	$12,368	$12,232	$11,659
8/31/21	$12,365	$12,209	$11,640
9/30/21	$12,351	$12,103	$11,598
10/31/21	$12,338	$12,100	$11,576
11/30/21	$12,335	$12,136	$11,565
12/31/21	$12,314	$12,105	$11,555
1/31/22	$12,171	$11,844	$11,383
2/28/22	$12,065	$11,712	$11,273
3/31/22	$11,737	$11,386	$10,980
4/30/22	$11,282	$10,954	$10,595
5/31/22	$11,367	$11,025	$10,712
6/30/22	$11,091	$10,852	$10,540
7/31/22	$11,434	$11,117	$10,879
8/31/22	$11,106	$10,803	$10,507
9/30/22	$10,523	$10,336	$9,976
10/31/22	$10,342	$10,202	$9,834
11/30/22	$10,738	$10,578	$10,235
12/31/22	$10,683	$10,530	$10,190
1/31/23	$11,054	$10,854	$10,526
2/28/23	$10,815	$10,573	$10,248
3/31/23	$10,953	$10,842	$10,447
4/30/23	$11,035	$10,908	$10,501
5/31/23	$10,961	$10,789	$10,424
6/30/23	$11,007	$10,750	$10,380
7/31/23	$10,999	$10,743	$10,372
8/31/23	$10,907	$10,674	$10,287
9/30/23	$10,612	$10,403	$9,959
10/31/23	$10,337	$10,239	$9,753
11/30/23	$10,871	$10,702	$10,262
12/31/23	$11,291	$11,112	$10,704
1/31/24	$11,278	$11,082	$10,655
2/29/24	$11,152	$10,925	$10,481
3/31/24	$11,292	$11,026	$10,592
4/30/24	$10,975	$10,747	$10,272
5/31/24	$11,227	$10,930	$10,477
6/30/24	$11,337	$11,033	$10,600
7/31/24	$11,635	$11,291	$10,879
8/31/24	$11,790	$11,453	$11,054
9/30/24	$11,974	$11,606	$11,186
10/31/24	$11,644	$11,319	$10,869
11/30/24	$11,823	$11,438	$11,014
12/31/24	$11,654	$11,251	$10,832
1/31/25	$11,715	$11,311	$10,888
2/28/25	$12,018	$11,560	$11,165
3/31/25	$12,022	$11,564	$11,163

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (at NAV)	6.46%	0.53%	1.86%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. MBS Fixed-Rate Index	5.39%	(0.69%)	1.11%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 501,638,000
Holdings Count | Holding	863
Advisory Fees Paid, Amount	$ 866,000
InvestmentCompanyPortfolioTurnover	1363.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$501,638
# of Portfolio Holdings	863
Portfolio Turnover Rate	1,363%
Total Net Management Fees Paid During the Reporting Period	$866
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
U.S. Government Agencies	175.5%
Asset-Backed Securities	2.5%
Non-Agency Mortgage-Backed Securities	2.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.8%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(81.0%)
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.400.4ETF (888.400.4383).

The Fund acquired all of the assets and liabilities of the Acquired Fund in the Reorganization. Performance and financial history disclosed for the period prior to September 20, 2024 will reflect that of the Acquired Fund’s Institutional Class shares.

As part of the Reorganization, the Fund was converted from a mutual fund to an exchange-traded fund ("ETF"). As a result of this change, certain risks associated with the ETF structure were added to the Fund's principal risks. In addition, the Fund modified its principal investment strategies to engage in a written call and put strategy and, relatedly, added "Call and Put Strategy Risk" as a principal risk.

Change to Fiscal Year End. At a meeting of the Board of Trustees (the “Board”) on May 15-16, 2025, the Board approved a change in the fiscal year end of the Fund to June 30 to align with the fiscal year end of the other series in the PIMCO ETF Trust.

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.27% as a result of lower expenses related to interest.

Material Fund Change Objectives [Text Block]

The Fund acquired all of the assets and liabilities of the Acquired Fund in the Reorganization. Performance and financial history disclosed for the period prior to September 20, 2024 will reflect that of the Acquired Fund’s Institutional Class shares.

As part of the Reorganization, the Fund was converted from a mutual fund to an exchange-traded fund ("ETF"). As a result of this change, certain risks associated with the ETF structure were added to the Fund's principal risks. In addition, the Fund modified its principal investment strategies to engage in a written call and put strategy and, relatedly, added "Call and Put Strategy Risk" as a principal risk.

Change to Fiscal Year End. At a meeting of the Board of Trustees (the “Board”) on May 15-16, 2025, the Board approved a change in the fiscal year end of the Fund to June 30 to align with the fiscal year end of the other series in the PIMCO ETF Trust.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.27% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.400.4ETF (888.400.4383).